Property, plant and equipment - Summary of Capitalised Exploration Drilling Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
At January 1	$ 2,054	$ 3,136	$ 2,911
Additions pending determination of proved reserves	842	1,104	1,967
Amounts charged to expense	(377)	(1,622)	(868)
Reclassifications to productive wells on determination of proved reserves	(265)	(333)	(874)
Other movements [A]	(110)	(231)	0
At December 31	$ 2,144	$ 2,054	$ 3,136